Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings per share [abstract]
Weighted average number of ordinary shares (in shares)	215,078,497	218,786,812	158,166,534	210,193,707	216,029,171	[1]	191,994,398	[1]
Effect of Share-based Payment arrangements (in shares)				12,696	0		0
Weighted average number of ordinary shares (diluted) (in shares)				210,206,403	216,029,171	[1]	191,994,398	[1]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.